Document and Entity Information	Apr. 07, 2025
Cover [Abstract]
Entity Registrant Name	LANCASTER COLONY CORP
Amendment Flag	false
Entity Central Index Key	0000057515
Document Type	8-K
Document Period End Date	Apr. 07, 2025
Entity Incorporation State Country Code	OH
Entity File Number	000-04065
Entity Tax Identification Number	13-1955943
Entity Address, Address Line One	380 Polaris Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Westerville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43082
City Area Code	(614)
Local Phone Number	224-7141
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, without par value
Trading Symbol	LANC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false